Document and Entity Information	Jul. 02, 2021
Prospectus:
Document Type	497
Document Period End Date	Jul. 02, 2021
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 02, 2021
Document Effective Date	Jul. 02, 2021
Prospectus Date	Jan. 31, 2021
Class F Prospectus | SIMT MID CAP FUND | CLASS F
Prospectus:
Trading Symbol	SEMCX
Class I Prospectus | SIMT MID CAP FUND | CLASS I
Prospectus:
Trading Symbol	SIPIX
Class Y Prospectus | SIMT MID CAP FUND | Class Y
Prospectus:
Trading Symbol	SFDYX